INCOME TAXES - Summary of differences between Company effective tax rate and statutory federal rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Computed "expected" expense (benefit)	$ (933,778)	$ (2,231,764)
State tax expense (benefit), net of federal effect	(80,038)	(191,294)
Amortization/impairment of acquisition related assets	(5,002)	(5,002)
Stock based compensation	84,414	190,281
Stock based fees paid to client	493,986
Other permanent differences	14,917	5,995
Increase in valuation allowance	425,501	2,231,784
Income tax expense (benefit)